FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2022
Finance Costs
SCHEDULE OF INTEREST EXPENSE ON THE COMPANY’S BANK BORROWINGS

Finance costs comprise interest expense recognized from lease liabilities upon application of IFRS 16:

	For the years ended December 31,
	2022	2021	2020
	RMB’000	RMB’000	RMB’000
Interest on lease liability– continuing operations	25	51	75
Interest on lease liability - discontinued operations (Note 29)	1,479	2,115	2,673